7. Federal Home Loan Bank and Federal Reserve Bank Borrowings (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Federal Home Loan Banks [Abstract]
Loans pledged as collateral to the FHLB	$ 165,100	$ 139,400
FHLB stock owned	1,000	983
Carrying value of loans pledged as collateral to the FHLB	469,500	0
Availability under the line of credit with the FRB	$ 340,000	$ 344,700